Membership Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Membership Interests [Abstract]
MEMBERSHIP INTERESTS
7. MEMBERSHIP INTERESTS
Capital Contributions
We received cash capital contributions from our members of $647 million on October 29, 2025. In the nine months ended September 30, 2025, we received the following cash capital contributions from our members:

Receipt Dates	Amounts
February 14, 2025	$605
May 2, 2025	$605
July 30, 2025	$647
Distributions
The Sempra Order and our LLC Agreement set forth various restrictions on distributions to our members. Among those restrictions is the commitment that we will make no distributions (other than contractual tax payments) to our members that would cause us to exceed our debt-to-equity
ratio authorized by the PUCT. The distribution restrictions also include the ability of a majority of our Disinterested Directors, or either of the two member directors designated by Texas Transmission, to limit distributions to the extent each determines it is necessary to meet expected future requirements of Oncor (including continuing compliance with the PUCT debt-to-equity
ratio commitment). In addition, the distribution restrictions also require us to suspend dividends and other distributions (except for contractual tax payments) if the credit rating on our senior secured debt by any of the three major rating agencies falls below BBB (or the equivalent), unless otherwise allowed by the PUCT.
Our current authorized regulatory capital structure is 57.5% debt to 42.5% equity. The PUCT has the authority to determine what types of debt and equity are included in a utility’s regulatory debt-to-equity
ratio. For purposes of this ratio, debt is calculated as long-term debt including any finance leases plus unamortized gains on reacquired debt less unamortized issuance expenses, discounts, premiums and losses on reacquired debt. Equity is calculated as membership interests determined in accordance with GAAP, excluding accumulated other comprehensive loss and the effects of acquisition accounting from a 2007 transaction. At September 30, 2025, our regulatory capitalization was 56.0% debt to 44.0% equity and as a result we had $837 million available to distribute to our members without exceeding our authorized regulatory debt-to-equity
ratio.
On October 28, 2025, our board of directors declared a cash distribution of $219 million, which was paid to our members on October 28, 2025. In the nine months ended September 30, 2025, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Dates	Payment Dates	Amounts
February 13, 2025	February 13, 2025	$177
April 30, 2025	May 1, 2025	$177
July 29, 2025	July 29, 2025	$219

Membership Interests
The following tables present the changes to membership interests during the three and nine months ended September 30, 2025 and 2024, net of tax:

	Three Months Ended September 30, 2025 and 2024
	Capital Account	AOCI	Total Membership Interests
Balance at June 30, 2025	$17,110	$(232)	$16,878
Net income	380	—	380
Capital contributions	647	—	647
Distributions	(219)	—	(219)
Other comprehensive (loss) income	—	(15)	(15)

Balance at September 30, 2025	$17,918	$(247)	$17,671

	Capital Account	AOCI	Total Membership Interests
Balance at June 30, 2024	$15,093	$(199)	$14,894
Net income	324	—	324
Capital contributions	240	—	240
Distributions	(125)	—	(125)
Other comprehensive (loss) income	—	(2)	(2)

Balance at September 30, 2024	$15,532	$(201)	$15,331

	Nine Months Ended September 30, 2025 and 2024
	Capital Account	AOCI	Total Membership Interests
Balance at December 31, 2024	$15,814	$(184)	$15,630
Net income	820	—	820
Contributions from members	1,857	—	1,857
Distributions to members	(573)	—	(573)
Other comprehensive (loss) income	—	(63)	(63)

Balance at September 30, 2025	$17,918	$(247)	$17,671

	Capital Account	AOCI	Total Membership Interests
Balance at December 31, 2023	$14,388	$(180)	$14,208
Net income	800	—	800
Contributions from members	720	—	720
Distributions to members	(376)	—	(376)
Other comprehensive (loss) income	—	(21)	(21)

Balance at September 30, 2024	$15,532	$(201)	$15,331

AOCI
The following table presents the changes to AOCI, net of tax, during the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30, 2025 and 2024
	Derivative Hedges	Pension and OPEB Plans	Total AOCI
Balance at June 30, 2025	$(91)	$(141)	$(232)

OCI before reclassifications	(18)	—	(18)
Amounts reclassified from AOCI (a)	2	1	3

Net OCI	(16)	1	(15)

Balance at September 30, 2025	$(107)	$(140)	$(247)

Balance at June 30, 2024	$(54)	$(145)	$(199)

OCI before reclassifications	(3)	—	(3)
Amounts reclassified from AOCI (a)	—	1	1

Net OCI	(3)	1	(2)

Balance at September 30, 2024	$(57)	$(144)	$(201)

	Nine Months Ended September 30, 2025 and 2024
	Derivative Hedges	Pension and OPEB Plans	Total AOCI
Balance at December 31, 2024	$(41)	$(143)	$(184)

OCI before reclassifications	(70)	—	(70)
Amounts reclassified from AOCI (a)	4	3	7

Net OCI	(66)	3	(63)

Balance at September 30, 2025	$(107)	$(140)	$(247)

Balance at December 31, 2023	$(34)	$(146)	$(180)

OCI before reclassifications	(25)	—	(25)
Amounts reclassified from AOCI (a)	2	2	4

Net OCI	(23)	2	(21)

Balance at September 30, 2024	$(57)	$(144)	$(201)

(a)
The amounts reclassified from “Derivative Hedges” affect “Interest expense and related charges” line on our Condensed Statements of Consolidated Income. The amounts reclassified from “Pension and OPEB Plans” affect “Operation and maintenance” and “Other (income) and deductions – net” lines on our Condensed Statements of Consolidated Income.

8. MEMBERSHIP INTERESTS
Contributions
On February 14, 2025, we received cash capital contributions from our members totaling $605 million. During 2024, we received the following cash capital contributions from our members.

Receipt Dates	Amounts
February 16, 2024	$240
May 3, 2024	$240
July 31, 2024	$240
October 31, 2024	$114
December 20, 2024	$377
Distributions
The Sempra Order and our LLC Agreement set forth various restrictions on distributions to our members. Among those restrictions is the commitment that we will make no distributions (other than contractual tax payments) to our members that would cause us to exceed our debt-to-equity
ratio authorized by the PUCT. The distribution restrictions also include the ability of a majority of our Disinterested Directors, or either of the two member directors designated by Texas Transmission, to limit distributions to the extent each determines it is necessary to meet expected future requirements of Oncor (including continuing compliance with the PUCT debt-to-equity
ratio commitment). In addition, the distribution restrictions also require us to suspend dividends and other distributions (except for contractual tax payments) if the credit rating on our senior secured debt by any of the three major rating agencies falls below BBB (or the equivalent), unless otherwise allowed by the PUCT.

Our current authorized regulatory capital structure is 57.5% debt to 42.5% equity. The PUCT has the authority to determine what types of debt and equity are included in a utility’s regulatory debt-to-equity
ratio. For purposes of this ratio, debt is calculated as long-term debt including any finance leases plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt. Equity is calculated as membership interests determined in accordance with GAAP, excluding accumulated other comprehensive loss and the effects of acquisition accounting from a 2007 transaction. At December 31, 2024, our regulatory capitalization was 56.1% debt to 43.9% equity and as a result we had $686 million available to distribute to our members without exceeding our authorized debt-to-equity
ratio.
On February 13, 2025, our board of directors declared, and we paid, a cash distribution of $177 million. During 2024, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Dates	Payment Dates	Amounts
February 14, 2024	February 15, 2024	$125
April 30, 2024	May 1, 2024	$126
July 30, 2024	July 30, 2024	$125
December 9, 2024	December 19, 2024	$377
AOCI
The following table presents the changes to AOCI for the years ended December 31, 2024, 2023 and 2022 net of tax:

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	AOCI
Balance at December 31, 2021	$(36)	$(95)	$(131)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	2	—	2
Defined benefit pension plans	—	(33)	(33)

Balance at December 31, 2022	(34)	(128)	(162)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	3	—	3
Cash flow hedges – loss on settlement (net of tax benefit of $1)	(3)	—	(3)
Defined benefit pension plans	—	(18)	(18)

Balance at December 31, 2023	(34)	(146)	(180)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	3	—	3
Cash flow hedges – loss on settlement of interest rate hedge transactions (net of tax benefit of $3)	(12)	—	(12)
Fair value hedges – unrealized gain on cross-currency swaps attributable to excluded components (net of tax expense of $1)	2	—	2
Defined benefit pension plans	—	3	3

Balance at December 31, 2024	$(41)	$(143)	$(184)